Post Employment Benefits - Summary of Defined Benefit Amounts Recognized in the Statement of Financial Position (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [abstract]
Present value of funded obligations	€ 2,568	€ 2,408
Fair value of plan assets	(2,555)	(2,355)
Deficit of funded plans	13	53
Total deficit of defined benefit pension plans	13	53
Liability in the statement of financial position	€ 13	€ 53